Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

8.     INCOME TAXES

The tax effects of temporary differences that give rise to the Company’s future income tax assets are as follows:

	December 31,
	2011	2010	2009
Tax loss carry-forwards	$136,000	126,000	122,000
Exploration expenditures	90,000	90,000	90,000
Valuation allowance	(226,000)	(216,000)	(212,000)
Future income tax asset (liability)	$-	$-	$-

The provision for income taxes differs from the amount estimated using the Canadian federal and provincial statutory income tax rates as follows:

	December 31,
	2011	2010	2009
Benefit at Canadian statutory rates	$(10,900)	(8,100)	$(80,500)

Effect of reduction in rate	800	900	10,800
Non-deductible stock compensation	-	-	12,700
Expiry of loss carry forwards	-	3,000	-
Increase (decrease) in valuation allowance	10,100	4,200	57,000
	$-	$-	$-

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income.

The Company has non-capital losses of approximately $500,000 expiring in various amounts from 2014 to 2030. The Company also has cumulative deferred exploration expenses of approximately $360,000 (2010 -$360,000 and 2009 –$360,000) to offset future taxable income.